Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Significant Accounting Policies [Abstract]
Schedule of Property and Equipment Estimated Useful Lives

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Years
Computers and electronic equipment	3-7
Office furniture and lab equipment	5-7
Nanox ARC	7
Vehicles	7
Equipment and machinery	5-10
Production line facility	20

Schedule of Financial Assets and Liabilities Measured Fair Value

The Company’s financial instruments consist mainly of cash and cash equivalents, short and long-term deposits restricted deposits, accounts receivable, accounts payable, accrued expenses and other liabilities. The fair value of these financial instruments approximates their carrying value.

	Balance as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Assets:
Money market funds (*)	-	257	-	257

Total assets	-	257	-	257
	-
Liabilities:
Short-term loan			3,116	3,116
Contingent short-term earnout liability (***)	-	-	304	304
Contingent long-term earnout liability (***)	-	-	173	173
Total liabilities	-	-	3,593	3,593

	Balance as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Assets:
Money market funds (*)	-	4,321	-	4,321
Marketable securities (**)	-	18,402	-	18,402

Total assets	-	22,723	-	22,723

Liabilities:
Short-term loan	-	-	2,972	2,972

Total liabilities	-	-	2,972	2,972
(*)	As of December 31, 2025, approximately $257 thousand of money market funds were classified under “Cash and Cash equivalents” in the consolidated balance sheets as such securities met all applicable classification criteria. As of December 31, 2024, approximately $4,321 thousand of money market funds were classified under “Cash and Cash equivalents” in the consolidated balance sheets as such securities met all applicable classification criteria.
(**)	The following tables summarize the amortized cost, unrealized gains and losses, and fair value of available-for-sale marketable securities as of December 31, 2025 and 2024:
(***)	The income valuation approach is applied and the valuation inputs include the contingent payment arrangement terms, discount rate and probability assessments.

Schedule of Amortized Cost, Unrealized Gains, Losses, and Fair Value of Available-for-Sale Marketable Securities	The following tables summarize the amortized cost, unrealized gains and losses, and fair value of available-for-sale marketable securities as of December 31, 2025 and 2024:
	December 31, 2024
	Fair value	Cost or amortized cost	Gross unrealized holding loss
Level 2 securities:

Corporate debt	15,516	15,517	(1)
Treasury bills	1,985	1,985	-
Agency bonds	901	901	-
Total	18,402	18,403	(1)

Schedule of Debt Securities and Certificates of Deposit	As of December 31, 2025 and 2024, the Company’s debt securities and certificates of deposit had the following maturity dates:
	December 31
	2025	2024
Due within one year	-	18,402

Total	-	18,402

Schedule of Financial Liabilities Where Fair Value Measurements

The following table summarizes the activity for those financial liabilities where fair value measurements are estimated utilizing Level 3 inputs:

	December 31, 2025	December 31, 2024	December 31, 2023
Fair value at the beginning of the year	-	-	8,339
Initial recognition of earnout liabilities	470	-	-
Change in fair value of earn out liabilities obligation	7	-	(4,488)
Issuance of ordinary shares due to achievement of milestones and settlement of contingent consideration (*)	-	-	(1,561)
Payment due to settlement of contingent earnout liabilities (*)	-	-	(790)
Reclassification of earn-out liability to equity	-	-	(1,500)
Fair value at the end of the year	477	-	-

(*)	On April 28, 2023, the Company agreed to pay an aggregate amount of $290 in cash and 45,392 ordinary shares to the former stockholders of USARAD, in consideration for the achievement of certain milestones in connection with the first earn out period, as defined in the USARAD Stock Purchase Agreement. In addition, the Company and the former shareholders of USARAD entered into a settlement agreement with respect to any additional amount that could be granted to the shareholders of USARAD as consideration for the remainder of the milestones and applicable earn-outs under the USARAD Stock Purchase Agreement, according to which the Company agreed to pay an aggregate of $500 in cash and 210,000 ordinary shares to the former stockholders of USARAD. As a result of the settlement, both parties’ performance obligations under the USARAD Stock Purchase Agreement have been satisfied in full.